Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Assets at Fair Value and Investments Measured at Fair Value Based on NAV Per Share	The following tables set forth by level, within the fair value hierarchy, information about the Plan's assets measured at fair value as of December 31, 2025 and 2024:

Assets at Fair Value as of December 31, 2025

	Level 1	Total
Mutual funds	$ 109,720,978	$ 109,720,978
Self-directed brokerage account	6,780,406	6,780,406
Common stock	1,118,158	1,118,158
Collective trusts measured at NAV	---	41,180,152
Total investments	$ 117,619,542	$ 158,799,694

Assets at Fair Value as of December 31, 2024

	Level 1	Total
Mutual funds	$ 103,727,606	$ 103,727,606
Self-directed brokerage account	5,670,436	5,670,436
Common stock	1,320,419	1,320,419
Collective trust measured at NAV	---	39,870,700
Total investments	$ 110,718,461	$150,589,161

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively.

	Fair Value 12/31/25	Fair Value 12/31/24	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective trusts	$ 41,180,152	$ 39,870,700	N/A	Daily	Daily